Provisions - (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Provisions
Current provisions of pension plans and similar obligations		€ 0	€ 0
Other current provisions		184	183
Total current provisions	$ 221	184	183
Non-current provisions of pension plans and similar obligations		136	140
Other non current provisions		167	77
Total non-current provisions	$ 364	303	217
Total		136	140
Total other provisions		351	260
Total provisions		€ 487	€ 400